Significant Agreements - Narratives (Details) $ in Thousands, € in Millions	1 Months Ended			3 Months Ended		6 Months Ended		12 Months Ended
	Nov. 30, 2020 USD ($)	Nov. 30, 2020 EUR (€)	May 31, 2020 EUR (€)	Jun. 30, 2022 USD ($)	Jun. 30, 2021 USD ($)	Jun. 30, 2022 USD ($)	Jun. 30, 2021 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Significant Agreements
Revenue				$ 8,973	$ 2,178	$ 16,487	$ 5,279
Puglia 1 Grant
Significant Agreements
Other income, net						400	400
Grant funding for certain facility and equipment investments						400
Grant proceeds collected						0
Deferred income				5,500		5,500		$ 6,400
Deferred income				800		800		900
Grants receivable				5,000		5,000		5,400
Puglia 2 Grant
Significant Agreements
Other income, net						1,000	$ 1,000
Grant proceeds collected						0
Deferred income				3,400		3,400		3,700
Deferred income				200		200		400
Grants receivable				$ 4,400		$ 4,400		3,600
Gelesis
Significant Agreements
Revenue								11,185	$ 21,442
Other income, net								781	6,000
Deferred income								32,370	624
Grants receivable								9,172	8,116
Gelesis | Puglia 1 Grant
Significant Agreements
Other income, net								500	3,500
Grant funding for certain facility and equipment investments								100	200
Grant funding for certain research and development expenditures								200	3,400
Grant proceeds collected								4,900
Grant funding for certain research and development expenditures, period			3 years
Period not permitted to physically move the reimbursed assets from the Puglia region			5 years
Deferred income								6,400	5,800
Deferred income								900	600
Grants receivable								5,400	4,300
Gelesis | Puglia 1 Grant | Italy
Significant Agreements
Grant funding for certain facility and equipment investments			€ 5.3					6,000
Grant funding for certain research and development expenditures			€ 3.9					4,400
Gelesis | Puglia 2 Grant
Significant Agreements
Revenue								1,100	800
Grant funding for certain facility and equipment investments	$ 3,700	€ 3.3
Grant funding for certain research and development expenditures	$ 9,400	€ 8.3
Grant proceeds collected								1,900	0
Grant funding for certain research and development expenditures, period	3 years	3 years
Period not permitted to physically move the reimbursed assets from the Puglia region	5 years	5 years
Deferred income								3,700	3,000
Deferred income								400	0
Grants receivable								$ 3,600	$ 3,900